OTHER LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Schedule of Other Long Term Liabilities [Line Items]
Sale Leaseback Transaction, Deferred Gain, Gross	$ 3,600
Other Sundry Liabilities, Noncurrent	5,647		$ 0
Other long term liabilities	8,540	$ 434	0
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Schedule of Other Long Term Liabilities [Line Items]
Sale Leaseback Transaction, Deferred Gain, Gross	$ 2,893		$ 0